Restatement of Financial Statements (Tables)	9 Months Ended
Sep. 30, 2021
Prior Period Adjustment [Abstract]
Summary of Restatement of Financial Statements
Line items in the restated condensed consolidated balance sheet

	As of December 31, 2020	Adjustment	As of December 31, 2020 - Restated
Accounts receivable	$91,127	$(28,868)	$62,259
Prepaid expenses	3,396	(400)	2,996
Other current assets	546	889	1,435
Total current assets	139,465	(28,379)	111,086
Property and equipment	79,930	(16,216)	63,714
Goodwill	360,604	(8,994)	351,610
Other assets	4,876	(44)	4,832
Total assets	718,685	(53,633)	665,052
Accounts payable and accrued liabilities	34,233	62	34,295
Other liabilities	2,173	866	3,039
Total liabilities	578,953	929	579,882
Accumulated deficit	(26,759)	(53,374)	(80,133)
Total shareholders’ equity	134,206	(53,374)	80,832
Noncontrolling interest	5,526	(1,188)	4,338
Total equity	139,732	(54,562)	85,170
Total liabilities and equity	718,685	(53,633)	665,052

Line items in the restated condensed consolidated statement of operations
	Three months ended September 30, 2020	Adjustment	Three months ended September 30, 2020 - Restated
Revenues	$67,124	$(3,911)	$63,213
Cost of operations, excluding depreciation and amortization	48,853	2,192	51,045
Depreciation and amortization	5,251	(892)	4,359
Operational financial instruments revaluation and other losses (gains)	3,673	(43)	3,630
Total operating expenses	58,347	1,255	59,602
Income from operations	8,778	(5,167)	3,611
Other financial instruments revaluation and other losses (gains)	(286)	-	(286)
Loss before income taxes	(1,683)	(5,166)	(6,849)
Income tax expense (benefit)	(986)	513	(473)
Net income (loss)	(697)	(5,679)	(6,376)
Net income (loss) attributable to common shareholders	(1,550)	(5,661)	(7,211)
Net income (loss) per share attributable to common shareholders - basic and diluted	(0.02)	(0.08)	(0.10)

	Nine months ended September 30, 2020	Adjustment	Nine months ended September 30, 2020 - Restated
Revenues	$193,088	$(14,341)	$178,747
Cost of operations, excluding depreciation and amortization	146,543	6,045	152,588
Depreciation and amortization	15,410	(2,409)	13,001
Operational financial instruments revaluation and other losses (gains)	(4,291)	(191)	(4,482)
Total operating expenses	159,388	3,445	162,833
Income from operations	33,700	(17,786)	15,914
Other financial instruments revaluation and other losses (gains)	3,881	308	4,189
Income (loss) before income taxes	2,415	(18,092)	(15,677)
Income tax expense (benefit)	(966)	1,464	498
Net income (loss)	3,382	(19,557)	(16,175)
Net income (loss) attributable to common shareholders	1,427	(19,478)	(18,051)
Net income (loss) per share attributable to common shareholders - basic and diluted	0.02	(0.28)	(0.26)

Line items in the restated condensed consolidated statement of equity

	Accumulated Deficit	Total Shareholders’ Equity	Noncontrolling interest	Total Equity
As of September 30, 2020	$(4,934)	$155,673	$5,377	$161,050
Adjustment	(56,509)	(56,509)	(1,123)	(57,632)
As of September 30, 2020 - Restated	$(61,443)	$99,164	$4,254	$103,418

Line items in the restated condensed consolidated statement of cash flows

	Nine months ended September 30, 2020	Adjustment	Nine months ended September 30, 2020 - Restated
Net income (loss)	$3,382	$(19,557)	$(16,175)
Deferred income taxes	(1,394)	1,464	70
Financial instruments revaluation and related losses (gains)	(1,487)	309	(1,178)
Other non-cash items	1,077	(194)	883
Changes in accounts receivable	(16,128)	13,974	(2,154)
Net cash provided by operating activities	18,235	(6,412)	11,823
Purchases of property and equipment	(9,419)	6,412	(3,007)
Net cash used in investing activities	(13,081)	6,412	(6,669)